Income Tax - Schedule of deferred tax assets (Detail) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax asset
Organizational costs/Startup expenses		$ 1,568,202	$ 61,973
Total deferred tax asset	$ 2,099,000	137,000	61,973
Valuation allowance		(1,568,202)	(61,973)
Deferred tax asset, net of allowance		0	$ 0
As Previously Reported [Member]
Deferred tax asset
Total deferred tax asset		$ 1,568,202